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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended: 30th September, 2003

Check here if Amendment  [_];    Amendment Number:

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    City of London Investment Management Company Limited
Address: 10 Eastcheap, London, England
         United Kingdom, EC3M1LX





13F File Number : 028-06258


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Barry M. Olliff
Title:  Director
Phone:  610 380 2110

Signature, Place and Date of Signing:

/s/ Barry M. Olliff, Director, Coatesville, PA, USA, 21st day of October, 2003
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Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[_]  13F NOTICE.
[_]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.
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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers Included:             0

Form 13F Information Table Entry Total:       42

Form 13F Information Table Value Total:   129903 (x$1000)

List of Other Included Managers:

No.  13F File Number     Name

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT  OTHER     -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN  -MANAGERS-    SOLE    SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABERDEEN AUSTRALIA EQUITY FUND Common           003011103      401    52700 SH      SOLE                     52700
ADAMS EXPRESS CO.              Common           006212104      307    26000 SH      SOLE                     26000
BRAZIL FUND                    Common           105759104     1801   100200 SH      SOLE                    100200
BRAZILIAN EQUITY FUND          Common           105884100      517   100100 SH      SOLE                    100100
CENTRAL SECS CORP              Common           155123102     3167   161000 SH      SOLE                    161000
CHILE FUND INC.                Common           168834109      316    28000 SH      SOLE                     28000
EQUITY INCOME FUND (AT&T)      Common           294700703      307     4200 SH      SOLE                      4200
EUROPEAN WARRANT FUND          Common           298792102     1614   830000 SH      SOLE                    830000
FIRST FINANCIAL FUND           Common           320228109      864    55000 SH      SOLE                     55000
FIRST ISRAEL FUND              Common           32063L100     4968   489009 SH      SOLE                    489009
FIRST PHILIPPINE FUND          Common           336100102        4    36600 SH      SOLE                     36600
FRANCE GROWTH FUND             Common           35177K108      593    90600 SH      SOLE                     90600
GABELLI GLOBAL MULTIMEDIA TOTA Common           36239Q109      929   119300 SH      SOLE                    119300
GABELLI UTILITY TRUST          Common           36240A101      105    13333 SH      SOLE                     13333
INDONESIA FUND INC             Common           455778100       11     4000 SH      SOLE                      4000
INVESCO ADVANTAGE GLOBAL HEALT Common           00141A404     1976   153500 SH      SOLE                    153500
ISHARES MSCI CANADA            Common           464286509      299    24000 SH      SOLE                     24000
ISHARES MSCI JAPAN INDEX FUND  Common           464286848      219    25000 SH      SOLE                     25000
ISHARES MSCI KOREA             Common           464286772     1061    49700 SH      SOLE                     49700
JOHN HANCOCK BANK & THRIFT     Common           409735107     2868   319000 SH      SOLE                    319000
JOHN HANCOCK FINANCIAL TRENDS  Common           41014X105      710    47519 SH      SOLE                     47519
KOREA EQUITY                   Common           50063B104     2672   656400 SH      SOLE                    656400
KOREA FUND                     Common           500634100    48167  3103528 SH      SOLE                   3103528
LATIN AMERICA EQUITY           Common           51827Q106      607    47893 SH      SOLE                     47893
LATIN AMERICAN DISCOVERY       Common           51828C106     4519   431600 SH      SOLE                    431600
LEUCADIA NATIONAL CORP         Common           527288104      266     7000 SH      SOLE                      7000
LIBERTY ALL STAR EQUITY FUND   Common           530158104      382    45400 SH      SOLE                     45400
MS ASIA PACIFIC                Common           61744U106      201    21182 SH      SOLE                     21182
MS EASTERN EUROPE FUND         Common           616988101     8877   354800 SH      SOLE                    354800
MS INDIA INVESTMENT            Common           61745C105     1301    85500 SH      SOLE                     85500
NASDAQ-100 SHARES              Common           631100104     5548   171000 SH      SOLE                    171000
NEW GERMANY                    Common           644465106     1905   324000 SH      SOLE                    324000
NEW IRELAND FUND               Common           645673104       56     4500 SH      SOLE                      4500
ROC TAIWAN                     Common           749651105     7597  1726500 SH      SOLE                   1726500
S&P 500 DEPOSITARY RECEIPT     Common           78462F103     1089    10900 SH      SOLE                     10900
SAFFRON FUND INC               Common           78657R102     2443   308511 SH      SOLE                    308511
SALOMON BROTHERS FUND INC      Common           795477108      946    88200 SH      SOLE                     88200
SCUDDER NEW ASIA FUND          Common           811183102      453    39500 SH      SOLE                     39500
SOUTHERN AFRICA FUND           Common           842157109     4934   352323 SH      SOLE                    352323
SWISS HELVETIA FUND INC        Common           870875101     1095   100000 SH      SOLE                    100000
TAIWAN FUND                    Common           874036106    12519  1156500 SH      SOLE                   1156500
TRI CONTINENTAL CORP.          Common           895436103     1289    86000 SH      SOLE                     86000
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